Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease payments percentage	6.10%		6.125%	5.00%
Right-of-use assets	$ 78,782		$ 130,134	$ 59,245
Total operating lease expenses	$ 49,550	$ 54,554	$ 104,351	$ 120,626	$ 330,599